CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenue	¥ 19,205,059	$ 2,746,287	¥ 17,165,656	¥ 16,290,027
Facilitation, origination and servicing costs charged by related parties	123,968		116,511	118,849
Sales and marketing expenses charged by related parties	156,020		103,786	223,627
General and administrative expenses charged by related parties	12,263		13,110	13,610
Provision for financial asset receivable, including provision generated from related parties	(1,150)		(200)	633
Provision for accounts receivable and contract assets, including provision charged by related parties	¥ (1,523)		¥ 1,861	¥ (10,197)
ADS ratio for net income per ADS calculation	2	2	2	2
Related parties
Net revenue	¥ 5,782		¥ 61,548	¥ 301,768
Credit driven services
Net revenue	13,977,218	$ 1,998,716	11,719,027	11,738,560
Loan facilitation and servicing fees-capital heavy
Net revenue	1,604,903	229,498	1,016,514	1,667,119
Loan facilitation and servicing fees-capital heavy | Related parties
Net revenue	0		2,052	5,931
Revenue from releasing of guarantee liabilities
Net revenue	3,412,952	488,046	3,695,017	4,745,898
Revenue from releasing of guarantee liabilities | Related parties
Net revenue	1,013		15,544	42,499
Platform services
Net revenue	5,227,841	747,571	5,446,629	4,551,467
Loan facilitation and servicing fees-capital light
Net revenue	1,162,563	166,244	2,116,797	3,213,955
Loan facilitation and servicing fees-capital light | Related parties
Net revenue	4,503		24,064	199,185
Referral services fees
Net revenue	2,738,786	391,641	2,842,637	950,016
Referral services fees | Related parties
Net revenue	0		1,973	8,601
Other services fees
Net revenue	1,326,492	$ 189,686	487,195	387,496
Other services fees | Related parties
Net revenue	¥ 266		¥ 17,915	¥ 45,552